UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

March 31, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	1/1/2008	$1,950,000	$1,921,070	6.20%
Atlas Advantage Offshore Fund, Ltd.	1/1/2008	1,900,000	1,815,868	5.86
Prism Partners IV Leveraged Offshore Fund	3/1/2008	2,000,000	2,012,000	6.50

Total Equity Long/Short - High Hedge		5,850,000	5,748,938	18.56

Equity Long/Short - Opportunistic
Abchurch Europe Fund Ltd. (The)	1/1/2008	1,750,000	1,564,054	5.05
Adelphi Europe Fund (The)	1/1/2008	1,800,000	1,684,997	5.44
Amiya Global Emerging Opportunities Fund Limited	1/1/2008	2,750,000	2,751,391	8.88
Blackstone Kailix Offshore Fund Ltd.	1/1/2008	1,850,000	1,693,049	5.46
Boyer Allan Pacific Fund Inc.	1/1/2008	1,400,000	1,185,183	3.83
Brevan Howard Equity Strategies Fund Limited	1/1/2008	1,800,000	1,779,107	5.74
Delta Fund Europe Ltd.	1/1/2008	1,850,000	1,767,682	5.71
East Side Capital Offshore, Ltd.	1/1/2008	2,750,000	2,552,860	8.24
ESG Cross Border Equity Offshore Fund, Ltd.	1/1/2008	1,650,000	1,521,548	4.91
Highbridge Long/Short Equity Fund, Ltd.	1/1/2008	1,850,000	1,780,060	5.75
Horizon Portfolio I Limited	1/1/2008	1,850,000	1,874,749	6.05
Horseman Global Fund Limited	1/1/2008	1,200,000	1,338,991	4.32
Karsch Capital, Ltd.	1/1/2008	3,050,000	3,013,839	9.73
Lansdowne Global Financials Fund Ltd.	1/1/2008	1,850,000	1,530,284	4.94
Nezu Cayman Fund, Ltd.	1/1/2008	900,000	767,803	2.48
Seligman Tech Spectrum Fund	1/1/2008	2,250,000	2,188,929	7.07
Southport Millennium Fund II, L.P.	1/1/2008	1,850,000	1,730,236	5.59
Theorema Europe Fund, Ltd.	1/1/2008	3,000,000	2,978,218	9.62
Valinor Capital Partners Offshore, Ltd.	1/1/2008	1,250,000	1,118,531	3.61
Value Partners China Hedge Fund Limited	1/1/2008	750,000	644,726	2.08

Total Equity Long/Short - Opportunistic		37,400,000	35,466,237	114.50

Total Investments in Investment Funds		$43,250,000	$41,215,175	133.06%

1

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2008

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 3.28%	$14,807,814	$14,807,814	47.81%

Total Short-Term Investments	14,807,814	14,807,814	47.81

Total Investments in Investment Funds and Short-Term Investments	$58,057,814	56,022,989	180.87

Liabilities in excess of Other Assets		(25,048,950)	(80.87)

Total Net Assets		$30,974,039	100.00%

2

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2008

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	114.50%
Short-Term Investments	47.81
Equity Long/Short - High Hedge	18.56

Total Investments in Investment Funds and Short-Term Investments	180.87%

3

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Morgan Stanley Global Long/Short Fund A (the “Fund”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	14,807,814
Level 3 - Significant Unobservable Inputs	41,215,175	—

Total	$41,215,175	$14,807,814

*	Other financial instruments include short-term investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2007	$—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(2,034,825)
Net purchases (sales)	43,250,000
Net transfers in or out of Level 3	—

Balance as of March 31, 2008	$41,215,175

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2008	$(2,034,825)

Portfolio Valuation

The Fund’s Board of Directors (the “Board”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are valued at amortized cost, which approximates fair value.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Long/Short Fund A

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 30, 2008